Revenue Recognition	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
ColdQuanta Inc dba Infleqtion [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer
2. Revenue Recognition
As described in Footnote 1
—Summary of Operations and Significant Accounting Policies,
to the consolidated financial statements for the years ended December 31, 2024 and 2023, the Company recognizes revenue at a point in time or over time consistent with how it satisfies its performance obligations and transfers control to its customers. Revenue from point-in-time
contracts was $2.4 million and $1.6 million for the nine months ended September 30, 2025 and 2024, respectively. Revenue from over-time contracts was $19.2 million and $18.0 million for the nine months ended September 30, 2025 and 2024, respectively.
A receivable is recorded when the Company has an unconditional right to receive payment based on the satisfaction of performance obligations.

A reconciliation of the beginning and ending balances of unbilled receivables and contract liabilities for the period is shown in the table below (in thousands):

	Unbilled Receivables	Contract Liabilities
As of December 31, 2024	$3,558	$3,402
Unbilled receivables additions	14,774	—
Amounts transferred to receivables	(14,543)	—
Customer advance payments	—	2,258
Revenue recognized	—	(2,593)

As of September 30, 2025	$3,789	$3,067

The Company expects to recognize revenue of $6.0 million and $12.2 million from remaining performance obligations that are unsatisfied (or partially unsatisfied) for non-cancelable
contracts in the years ending December 31, 2025 and 2026, respectively. The increase in unbilled receivables and contract liabilities from 2024 to 2025 was a direct result of the Company’s increase in revenue transactions.

Disaggregated Revenue
Revenue from government customers comprised 89% and 87% of total revenue for the nine months ended September 30, 2025 and 2024, respectively.
The Company’s revenues disaggregated by customer location is as follows (in thousands):

	Nine Months Ended September 30,
	2025	2024
United States	$14,616	$10,096
United Kingdom	3,444	5,310
Japan	1,950	3,736
Australia	1,429	146
Other	235	293

Total revenue	$21,674	$19,581

2
. Revenue Recognitio
n
As described in Footnote 1
—Summary of Operations and Significant Accounting Policies
, the Company recognizes revenue at a point in time or over time consistent with how it satisfies its performance obligations and transfers control to its customers. Revenue from point-in-time
contracts was $3.0 million and $2.4 million for the years ended December 31, 2024 and 2023, respectively. Revenue from over-time contracts was $25.9 million and $8.6 million for the years ended December 31, 2024, and 2023, respectively.
A receivable is recorded when the Company has an unconditional right to receive payment based on the satisfaction of performance obligations. The balance of accounts receivable was $4.0 million and $2.1 million as of December 31, 2024 and 2023, respectively as shown on the consolidated balance sheet.
A reconciliation of the beginning and ending balances of unbilled receivables and contract liabilities for the year is shown in the table below (in thousands):

	Year Ended December 31,
	2024		2023
	Unbilled Receivables	Contract Liabilities	Unbilled Receivables	Contract Liabilities
Beginning of the year	$1,304	$2,551	$702	$916
Unbilled receivables additions	15,711	—	10,492	—
Amounts transferred to receivables	(13,457)	—	(9,890)	—
Customer advance payments	—	3,525	—	2,817
Revenue recognized	—	(2,674)	—	(1,182)

End of the year	$3,558	$3,402	$1,304	$2,551

The Company expects to recognize revenue of $12.9 million and $1.7 million from remaining performance obligations that are unsatisfied (or partially unsatisfied) for non-cancelable
contracts in the years ending December 31, 2025 and December 31, 2026, respectively. The increase in unbilled receivables and contract liabilities from 2023 to 2024 was a direct result of the Company’s increase in revenue transactions.
Disaggregated Revenue
Revenue from government customers comprised 80% and 69% of total revenue for the years ended December 31, 2024 and 2023, respectively.

The Company’s revenues disaggregated by customer location is as follows (in thousands):

	Year ended December 31,
	2024	2023
United States	$12,548	$8,347
United Kingdom	11,333	1,466
Japan	3,784	142
Other	1,171	995

Total revenue	$28,836	$10,950